Revenue - Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [abstract]
Balance at start of the period	$ 999	$ 1,517
Recognized revenue from prior years' invoicing	(779)	(1,517)
Amounts invoiced to be recognized over time	2,144	2,069
Recognized revenue from current year invoicing	(980)	(1,089)
Foreign exchange impact	53	19
Balance at end of the period	$ 1,437	$ 999